INCOME TAXES (Tables)	12 Months Ended
Feb. 29, 2016
INCOME TAXES
Schedule of Income (Loss) Before Income Taxes

        The components of the Company's income (loss) before income taxes, by taxing jurisdiction, were as follows:

	February 28, 2016	February 28, 2015
Canada	(22,994)	(24,558)
Luxembourg	(7,222)	322
India	1,756	2,721
China	706	991
Other	(11,535)	605

	(39,289)	(19,919)

Schedule of Reported Income Tax Provision Reconciliation

        The reported income tax provision differs from the amount computed by applying the Canadian statutory rate to the net income (loss), for the following reasons:

	2016	2015
Income (loss) before income taxes	(39,289)	(19,919)
Statutory income tax rate	26.5%	26.5%
Expected income tax expense	(10,412)	(5,279)
Change in valuation allowances	6,043	6,682
Goodwill impairment	4,420	—
Prior year adjustments	1,444	859
Foreign tax rate differences	578	(177)
Other	165	66
Non-deductible expenses and non-taxable income	37	(105)
Share issue costs	—	(435)
Research and development tax credits	—	(894)

	2,275	717

Schedule of Deferred Tax Assets and Liabilities

        The Company's deferred tax assets and liabilities include the following significant components:

	2016	2015
Income tax loss carryforwards	39,322	32,643
Capital Loss	19,011	19,015
Research and development tax credits	13,180	14,052
SR&ED Expenditures	6,872	7,845
Book and tax differences on assets	1,256	1,486
Share issue expenses	443	591
Income and expense reserves	236	192

Total gross deferred tax assets	80,320	75,824

Valuation allowance	(80,320)	(74,278)
Income and expense reserves	(294)

Net deferred tax (liability)/asset	(294)	1,546